Trade receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
Trade receivable balances include sales to wholesalers, retailers, doctor groups, private health systems, government agencies, pharmacy benefit managers, managed health-care organizations and government-supported healthcare systems. The following tables provide details related to Trade receivables as of December 31, 2022 and 2021, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables:

	2022
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,390	(2)	1,388	0.1%
Past due for not more than one month	125	(1)	124	0.8%
Past due for more than one month but less than three months	93	(2)	91	2.2%
Past due for more than three months but less than six months	56	(4)	52	7.1%
Past due for more than six months but less than one year	28	(16)	12	57.1%
Past due for more than one year	38	(32)	6	84.2%
Total	1,730	(57)	1,673

	2021
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,273	(2)	1,271	0.2%
Past due for not more than one month	96	(1)	95	1.0%
Past due for more than one month but less than three months	74	(1)	73	1.4%
Past due for more than three months but less than six months	43	(2)	41	4.7%
Past due for more than six months but less than one year	23	(13)	10	56.5%
Past due for more than one year	42	(36)	6	85.7%
Total	1,551	(55)	1,496
The following table summarizes the movement in the provision for doubtful trade receivables:

($ millions)	2022	2021	2020
January 1	(55)	(68)	(48)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(40)	(20)	(48)
Utilization of provisions for doubtful trade receivables	7	8	15
Reversal of provisions for doubtful trade receivables	28	23	14
Currency translation effects	3	2	(1)
December 31	(57)	(55)	(68)
Closely monitored countries include Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina. The majority of the outstanding trade receivables from Greece, Italy, Spain, Saudi Arabia and Argentina are due directly from local governments or from government-funded entities. We evaluate trade receivables in these countries for potential collection risk. Should there be a substantial deterioration in our economic exposure with respect to those countries, we may increase our level of provisions by updating our expected loss provision or may change the terms of trade on which we operate.
The following table shows the gross trade receivables balance from these closely monitored countries as of December 31, 2022 and 2021, the amounts that are past due for more than one year and the related amount of the provisions for doubtful trade receivables that have been recorded:

($ millions)	2022	2021
Total balance of gross trade receivables from closely monitored countries	280	252
Past due for more than one year	8	10
Provisions for doubtful trade receivables	(10)	(11)
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2022	2021
US dollar (USD)	701	526
Euro (EUR)	256	243
Japanese yen (JPY)	154	160
Chinese yuan (CNY)	102	122
Brazilian real (BRL)	55	44
Indian rupee (INR)	33	36
Canadian dollar (CAD)	35	39
Australian dollar (AUD)	29	24
British pound (GBP)	31	29
Russian ruble (RUB)	28	35
South Korean won (KRW)	37	38
Mexican peso (MXN)	26	25
Other currencies	186	175
Total trade receivables, net	1,673	1,496